Commitments and Contingencies - Schedule of Lease Current and Non-current Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 157,760
Total operating lease assets	157,760	$ 148,693	$ 189,600
Operating lease current liability	26,582	24,791
Operating lease other liability	131,178	$ 123,901
Total operating lease liabilities	$ 157,760		$ 189,600